United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 05/31/16

Item 1. Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.5%
$540,000,000	[1]	Federal Farm Credit System Discount Notes, 0.430% - 0.650%, 6/22/2016 - 4/11/2017	$538,072,866
1,265,650,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.384% - 0.614%, 6/1/2016 - 6/28/2016	1,265,686,846
12,000,000		Federal Farm Credit System, 0.420%, 6/24/2016	12,000,000
1,848,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.368% - 0.800%, 6/3/2016 - 2/17/2017	1,846,347,195
977,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.384% - 0.626%, 6/3/2016 - 8/21/2016	977,452,383
1,236,500,000		Federal Home Loan Bank System, 0.360% - 1.625%, 6/17/2016 - 5/25/2017	1,236,457,635
406,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.427% - 0.654%, 6/8/2016 - 6/12/2016	406,476,166
117,875,000		Federal Home Loan Mortgage Corp., 0.625% - 0.875%, 10/14/2016 - 3/9/2017	117,910,754
120,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.500%, 9/1/2016	119,846,667
242,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.444% - 0.458%, 6/8/2016 - 6/20/2016	241,970,333
		TOTAL GOVERNMENT AGENCIES	6,762,220,845
		U.S. TREASURY—2.1%
111,000,000		United States Treasury Notes, 0.500% - 2.750%, 11/30/2016	111,569,259
125,000,000		United States Treasury Notes, 3.000%, 8/31/2016	125,769,807
65,000,000		United States Treasury Notes, 4.875%, 8/15/2016	65,562,221
		TOTAL U.S. TREASURY	302,901,287
		REPURCHASE AGREEMENTS—50.2%
750,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.33%, dated 5/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,011,458 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2045 and the market value of those underlying securities was $1,279,877,812.	750,000,000
100,000,000		Interest in $250,000,000 joint repurchase agreement 0.34%, dated 5/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,002,361 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/16/2057 and the market value of those underlying securities was $257,429,687.	100,000,000
1,650,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.29%, dated 5/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $5,000,040,278 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $5,100,041,128.	1,650,000,000
1,000,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.31%, dated 5/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,800,024,111 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2048 and the market value of those underlying securities was $2,856,732,194.	1,000,000,000
500,000,000		Interest in $850,000,000 joint repurchase agreement 0.30%, dated 5/31/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $850,007,083 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2046 and the market value of those underlying securities was $867,271,203.	500,000,000
85,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.50%, dated 5/3/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,586,806 on 10/20/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/20/2066 and the market value of those underlying securities was $257,441,937.	85,000,000
250,000,000		Repurchase agreement 0.31%, dated 5/31/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,153 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $256,183,390.	250,000,000
250,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.28%, dated 5/26/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,054,444 on 6/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2055 and the market value of those underlying securities was $1,025,451,680.	250,000,000
138,225,000		Interest in $4,000,000,000 joint repurchase agreement 0.28%, dated 5/31/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,031,111 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $4,080,031,835.	138,225,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.30%, dated 5/25/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,011,667 on 6/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $206,011,228.	$200,000,000
500,000,000		Repurchase agreement 0.30%, dated 5/31/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,004,167 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2048 and the market value of those underlying securities was $512,446,688.	500,000,000
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.31%, dated 5/31/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,500,012,917 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2062 and the market value of those underlying securities was $1,536,706,567.	500,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.31%, dated 5/31/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,008,611 on 6/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2046 and the market value of those underlying securities was $1,020,038,251.	500,000,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.31%, dated 5/31/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $400,024,111 on 6/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2056 and the market value of those underlying securities was $408,865,209.	100,000,000
347,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.33%, dated 5/3/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,605,000 on 6/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,406,750.	347,000,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.31%, dated 5/31/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,024,111 on 6/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2046 and the market value of those underlying securities was $408,003,591.	100,000,000
200,000,000	[3]	Interest in $525,000,000 joint repurchase agreement 0.40%, dated 5/4/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $525,361,667 on 7/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $535,666,600.	200,000,000
75,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.44%, dated 4/6/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,281,111 on 7/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/6/2024 and the market value of those underlying securities was $255,177,248.	75,000,000
50,000,000	[3]	Interest in $170,000,000 joint repurchase agreement 0.44%, dated 4/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,189,078 on 7/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $173,516,564.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	7,295,225,000
		TOTAL INVESTMENTS—98.8% (AT AMORTIZED COST)[4]	14,360,347,132
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	180,666,657
		TOTAL NET ASSETS—100%	$14,541,013,789
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAV's per share, as applicable.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016